Form N-1A Supplement	Feb. 12, 2026
Dana Limited Volatility ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement to the Summary Prospectus and Statutory Prospectus,

each dated August 12, 2025, as supplemented

Effective immediately, the “Principal Investment Strategies” and “Fund Attributes” sections of the Fund’s Prospectus and Summary Prospectus are amended and restated to read as follows: